Stockholders' Equity - Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options (Detail) (USD $)	12 Months Ended		9 Months Ended
	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2013 Non-performance based options [Member]
Nonvested Share Activity [Line Items]
Non-vested, Beginning Balance	7,356,508	2,700,000	4,422,172
Granted, Shares	375,000		625,000
Vested, Shares	(3,176,993)		(2,069,593)
Canceled, Shares	(132,343)		(233,502)
Non-vested, Ending Balance	4,422,172	2,700,000	2,744,077
Non-vested, Weighted-Average Grant Date Fair Value, beginning balance	$ 1.81		$ 1.92
Granted, Weighted-Average Grant Date Fair Value	$ 2.58		$ 4.77
Vested, Weighted-Average Grant Date Fair Value	$ 1.72		$ 2.24
Canceled, Weighted-Average Grant Date Fair Value	$ 2.41		$ 1.95
Non-vested, Weighted-Average Grant Date Fair Value, ending balance	$ 1.92		$ 2.42